Cover	12 Months Ended
Dec. 29, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	ULTRA CLEAN HOLDINGS, INC.
Entity Central Index Key	0001275014